UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 4.4%
38,611		AGL Energy Ltd.	$732,107	0.3
884,323		Charter Hall Group	4,232,756	1.9
340,926		Qantas Airways Ltd.	1,470,809	0.6
65,070		Rio Tinto Ltd.	3,516,344	1.6
			9,952,016	4.4

		Austria: 2.7%
30,820	(1)	Erste Group Bank AG	1,348,985	0.6
76,814	(1)	OMV AG	4,782,848	2.1
			6,131,833	2.7

		Belgium: 0.7%
48,995		bpost SA	1,513,305	0.7

		Canada: 3.4%
21,803		Bank of Nova Scotia	1,377,485	0.6
52,866		National Bank Of Canada	2,604,885	1.2
63,031		Toronto-Dominion Bank	3,578,181	1.6
			7,560,551	3.4

		Denmark: 0.6%
33,287		Danske Bank A/S	1,242,635	0.6

		Finland: 0.2%
10,026		Elisa OYJ	407,723	0.2

		France: 1.3%
5,225		Cie Generale des Etablissements Michelin	757,654	0.4
7,146		LVMH Moet Hennessy Louis Vuitton SE	2,081,711	0.9
			2,839,365	1.3

		Germany: 1.4%
13,413	(2)	Covestro AG	1,396,906	0.6
17,059		Evonik Industries AG	637,063	0.3
11,215		LEG Immobilien AG	1,193,208	0.5
			3,227,177	1.4

		Hong Kong: 2.1%
266,551		CLP Holdings Ltd.	2,718,359	1.2
107,000		Hang Lung Group Ltd.	384,967	0.2
198,407		Hang Lung Properties Ltd.	469,313	0.2
91,513	(1)	I-CABLE Communications Ltd.	2,621	0.0
1,168,500	(2)	WH Group Ltd.	1,244,589	0.5
			4,819,849	2.1

		Italy: 0.3%
111,280		Enel S.p.A.	722,987	0.3

		Japan: 8.3%
7,700		Denso Corp.	434,709	0.2
114,300		Itochu Corp.	1,986,949	0.9
123,000		Kajima Corp.	1,295,249	0.6
19,300		Kirin Holdings Co., Ltd.	451,752	0.2
92,800		Nippon Telegraph & Telephone Corp.	4,844,533	2.1
198,500		Obayashi Corp.	2,576,954	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
20,000		Ono Pharmaceutical Co., Ltd.	$456,622	0.2
82,100		Taisei Corp.	4,324,248	1.9
19,600		Takeda Pharmaceutical Co., Ltd.	1,081,255	0.5
21,200		Toyota Motor Corp.	1,338,686	0.6
			18,790,957	8.3

		Netherlands: 3.8%
14,625	(2)	ABN AMRO Group NV	433,477	0.2
74,648		ASR Nederland NV	3,040,233	1.3
68,694		ING Groep NV	1,241,315	0.5
28,599		Koninklijke DSM NV	2,674,924	1.2
341,648		Koninklijke KPN NV	1,252,494	0.6
			8,642,443	3.8

		Norway: 1.0%
26,408		Marine Harvest	465,777	0.2
207,813		Norsk Hydro ASA	1,413,446	0.6
9,713		Yara International ASA	431,715	0.2
			2,310,938	1.0

		Singapore: 2.4%
278,000		United Overseas Bank Ltd.	5,414,539	2.4

		Sweden: 0.4%
12,570		Boliden AB	397,908	0.2
32,606		Com Hem Holding AB	487,671	0.2
			885,579	0.4

		Switzerland: 4.7%
48,982		Cie Financiere Richemont SA	4,221,468	1.9
6,711		Partners Group	4,621,828	2.0
6,124		Zurich Insurance Group AG	1,853,499	0.8
			10,696,795	4.7

		United Kingdom: 4.6%
117,067		Barratt Developments PLC	960,182	0.4
10,198		Berkeley Group Holdings PLC	526,501	0.2
19,462		Imperial Brands PLC	806,682	0.4
112,099		International Consolidated Airlines Group SA	925,276	0.4
25,925		National Grid PLC	310,432	0.1
14,268		Persimmon PLC	490,068	0.2
10,087		Randgold Resources Ltd.	925,196	0.4
27,798		Rio Tinto PLC	1,316,078	0.6
22,924		SSE PLC	423,574	0.2
175,120		Tate & Lyle PLC	1,593,335	0.7
302,459		Taylor Wimpey PLC	800,147	0.4
7,325		Unilever PLC	413,188	0.2
154,431		Vodafone Group PLC	468,245	0.2
132,943		WM Morrison Supermarkets PLC	388,888	0.2
			10,347,792	4.6

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 54.8%
57,124		AbbVie, Inc.	$5,536,458	2.4
20,899		Aflac, Inc.	1,831,588	0.8
56,566		AGNC Investment Corp.	1,125,663	0.5
5,598	(1)	Alphabet, Inc. - Class A	5,800,480	2.6
1,738	(1)	Alphabet, Inc. - Class C	1,775,211	0.8
6,993		Altria Group, Inc.	474,335	0.2
7,471		Ameriprise Financial, Inc.	1,219,491	0.5
13,506		Analog Devices, Inc.	1,163,002	0.5
11,818		Andeavor	1,246,445	0.6
13,288		Apple, Inc.	2,283,543	1.0
37,410		Avangrid, Inc.	1,985,349	0.9
78,872		Bank of America Corp.	2,221,824	1.0
81,630		Best Buy Co., Inc.	4,865,964	2.1
12,272	(1)	Biogen, Inc.	3,953,670	1.7
25,217		CA, Inc.	833,926	0.4
7,888		CBS Corp. - Class B	442,201	0.2
13,250		Cisco Systems, Inc.	494,225	0.2
24,418		Citigroup, Inc.	1,843,559	0.8
115,837		Comcast Corp. – Class A	4,348,521	1.9
116,777		Corning, Inc.	3,782,407	1.7
14,705		Cummins, Inc.	2,461,617	1.1
54,386		CVS Health Corp.	4,165,968	1.8
11,178		Deluxe Corp.	794,756	0.4
37,095		Discover Financial Services	2,618,907	1.2
59,989		Eaton Corp. PLC	4,665,945	2.1
12,991		Eli Lilly & Co.	1,099,558	0.5
69,433		Eversource Energy	4,502,730	2.0
8,464		Garmin Ltd.	525,445	0.2
46,667		Gilead Sciences, Inc.	3,489,758	1.5
107,251		Intel Corp.	4,809,135	2.1
32,882		Interpublic Group of Cos., Inc.	650,406	0.3
37,605		KLA-Tencor Corp.	3,844,735	1.7
4,119		Lam Research Corp.	792,207	0.3
4,864		Lear Corp.	879,849	0.4
5,989		Lincoln National Corp.	458,458	0.2
6,072		Manpowergroup, Inc.	782,681	0.3
108,765		Microsoft Corp.	9,154,750	4.0
19,594		Mosaic Co.	475,938	0.2
3,539		PNC Financial Services Group, Inc.	497,442	0.2
50,082		Principal Financial Group, Inc.	3,545,305	1.6
4,042		Prudential Financial, Inc.	468,225	0.2
8,298		T. Rowe Price Group, Inc.	854,030	0.4
7,238		Texas Instruments, Inc.	704,185	0.3
55,529		Tyson Foods, Inc.	4,567,260	2.0
8,282		Union Pacific Corp.	1,047,673	0.5
21,555	(1)	United Rentals, Inc.	3,437,591	1.5
29,408		UnitedHealth Group, Inc.	6,710,023	3.0
11,296		Unum Group	639,580	0.3
45,510		US Bancorp	2,509,877	1.1
49,353		Valero Energy Corp.	4,225,604	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
21,036	VF Corp.	$1,534,787	0.7
		124,142,287	54.8

	Total Common Stock
	(Cost $182,145,483)	219,648,771	97.1

SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
5,524,104	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $5,524,104)	5,524,104	2.4

	Total Short-Term Investments
	(Cost $5,524,104)	5,524,104	2.4

	Total Investments in Securities (Cost $187,669,587)	$225,172,875	99.5
	Assets in Excess of Other Liabilities	1,223,775	0.5
	Net Assets	$226,396,650	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	20.6%
Information Technology	15.6
Industrials	12.1
Consumer Discretionary	11.0
Health Care	9.8
Consumer Staples	6.4
Materials	5.9
Utilities	5.0
Energy	4.6
Telecommunication Services	3.3
Real Estate	2.8
Short-Term Investments	2.4
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,952,016	$–	$9,952,016
Austria	–	6,131,833	–	6,131,833
Belgium	–	1,513,305	–	1,513,305
Canada	7,560,551	–	–	7,560,551
Denmark	–	1,242,635	–	1,242,635
Finland	–	407,723	–	407,723
France	–	2,839,365	–	2,839,365
Germany	–	3,227,177	–	3,227,177
Hong Kong	2,718,359	2,101,490	–	4,819,849
Italy	–	722,987	–	722,987
Japan	–	18,790,957	–	18,790,957
Netherlands	–	8,642,443	–	8,642,443
Norway	–	2,310,938	–	2,310,938
Singapore	–	5,414,539	–	5,414,539
Sweden	487,671	397,908	–	885,579
Switzerland	–	10,696,795	–	10,696,795
United Kingdom	388,888	9,958,904	–	10,347,792
United States	124,142,287	–	–	124,142,287
Total Common Stock	135,297,756	84,351,015	–	219,648,771
Short-Term Investments	5,524,104	–	–	5,524,104
Total Investments, at fair value	$140,821,860	$84,351,015	$–	$225,172,875
Other Financial Instruments+
Forward Foreign Currency Contracts	–	293,455	–	293,455
Futures	63,174	–	–	63,174
Total Assets	$140,885,034	$84,644,470	$–	$225,529,504
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(240,335)	$–	$(240,335)
Futures	(145,012)	–	–	(145,012)
Written Options	–	(2,055,108)	–	(2,055,108)
Total Liabilities	$(145,012)	$(2,295,443)	$–	$(2,440,455)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $3,773,957 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2017, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,854,138	HKD	37,865,247	Societe Generale	12/29/17	$4,349
USD	7,680,880	CAD	9,840,405	Societe Generale	12/29/17	50,046
USD	9,422,885	GBP	7,094,835	Societe Generale	12/29/17	(183,057)
USD	10,674,834	CHF	10,481,821	Societe Generale	12/29/17	(6,473)
USD	19,036,545	JPY	2,118,354,015	Societe Generale	12/29/17	184,393
USD	24,391,996	EUR	20,496,518	Societe Generale	12/29/17	(50,054)
USD	5,336,430	SGD	7,180,113	Societe Generale	12/29/17	11,780
USD	9,908,634	AUD	13,044,573	Societe Generale	12/29/17	42,887

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)(Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	119,687	EUR	100,885	Societe Generale	12/29/17	$(618)
USD	114,369	GBP	84,902	Societe Generale	12/29/17	(133)
						$53,120

At November 30, 2017, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	104	12/15/17	$4,422,872	$(60,904)
FTSE 100 Index	19	12/15/17	1,883,221	(21,706)
Nikkei 225 Index	44	12/07/17	4,444,178	63,174
			$10,750,271	$(19,436)
Short Contracts
S&P 500 E-Mini	(41)	12/15/17	(5,428,195)	(62,402)
			$(5,428,195)	$(62,402)

At November 30, 2017, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas S.A.	Call	12/15/17	3,684.283	EUR	700	2,498,951	$30,225	$(2,129)
EURO STOXX 50® Index	Societe Generale	Call	01/05/18	3,598.150	EUR	700	2,498,951	34,969	(29,528)
EURO STOXX 50® Index	Societe Generale	Call	12/01/17	3,635.210	EUR	700	2,498,951	27,892	(89)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	7,416.610	GBP	700	5,128,669	57,320	(38,720)
FTSE 100 Index	Societe Generale	Call	12/15/17	7,539.042	GBP	700	5,128,669	53,573	(5,088)
FTSE 100 Index	Societe Generale	Call	12/01/17	7,566.260	GBP	700	5,128,669	49,236	(1)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	12/01/17	21,747.510	JPY	22,600	513,584,096	50,458	(196,463)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	22,864.280	JPY	21,900	497,676,624	73,712	(71,131)
Nikkei 225 Index	Societe Generale	Call	12/15/17	113.960	JPY	22,200	504,494,112	58,132	(106,706)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	12/01/17	2,581.650	USD	9,100	24,092,978	133,115	(590,733)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	12/15/17	2,598.120	USD	9,100	24,092,978	171,224	(471,710)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	2,603.720	USD	9,100	24,092,978	188,447	(542,810)
								$928,303	$(2,055,108)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)(Continued)

JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$293,455
Equity contracts	Futures contracts	63,174
Total Asset Derivatives		$356,629

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$240,335
Equity contracts	Futures contracts	145,012
Equity contracts	Written options	2,055,108
Total Liability Derivatives		$2,440,455

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$-	$293,455	$293,455
Total Assets	$-	$-	$293,455	$293,455

Liabilities:
Forward foreign currency contracts	$-	$-	$240,335	$240,335
Written options	2,129	1,911,567	141,412	2,055,108
Total Liabilities	$2,129	$1,911,567	$381,747	$2,295,443

Net OTC derivative instruments by counterparty, at fair value	$(2,129)	$(1,911,567)	$(88,292)	(2,001,988)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$1,440,000	$88,292	$1,528,292

Net Exposure(1)(2)	$(2,129)	$(471,567)	$-	$(473,696)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At November 30, 2017, the Fund had pledged $1,650,000 in cash collateral to Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $187,736,166.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,250,844
Gross Unrealized Depreciation	(3,894,874)

Net Unrealized Appreciation	$36,355,970

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018